Debt - Additional Information (Detail) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended
	Oct. 15, 2014	Sep. 30, 2014 Installment	Dec. 31, 2013 Installment	Dec. 31, 2012	Jan. 21, 2014	Mar. 21, 2013
Debt Instrument [Line Items]
Long-term debt obligation			$ 2,125,000
Long-term debt obligation, excluding current maturities		0	625,000	2,125,000
Current portion of long term debt obligation		1,000,000	1,500,000	1,500,000
Line of Credit, outstanding amount			0
Credit facility, available borrowing capacity			1,000,000
Subsequent Event | Letter of Credit
Debt Instrument [Line Items]
Line of Credit Facility, Borrowing Requested in Connection with Lease Financing	500,000
Term Loan
Debt Instrument [Line Items]
Debt, face amount		6,000,000
Debt, number of monthly payment		48
Debt instrument frequency of payment		Monthly
Debt, additional interest above prime rate		2.00%
Debt Instrument, Interest Rate During Period		6.00%
Term Loan | Silicon Valley Bank
Debt Instrument [Line Items]
Current portion of long term debt obligation		1,000,000
Revolving Credit Facility | Second and Third Amendment | Silicon Valley Bank Term Loan
Debt Instrument [Line Items]
Debt, additional interest above prime rate		1.25%
Credit facility, maximum borrowing capacity		1,000,000
Credit facility, maturity date		May 17, 2014
Revolving Credit Facility | Second and Third Amendment | Silicon Valley Bank Term Loan | Monthly Payment
Debt Instrument [Line Items]
Unused Line of Credit fee percentage		0.25%
Frequency of commitment fee payment		Monthly
Revolving Credit Facility | Fourth Loan Modification Agreement
Debt Instrument [Line Items]
Maintaining minimum cash balance as per covenant					3,000,000	5,000,000
Term Loan
Debt Instrument [Line Items]
Debt, face amount			6,000,000
Debt, number of monthly payment			48
Debt instrument frequency of payment			Monthly
Debt, additional interest above prime rate			2.00%
Long-term debt obligation			2,100,000
Long-term debt obligation, excluding current maturities			600,000
Current portion of long term debt obligation			1,500,000
Effective interest rate			6.00%
Term Loan | Silicon Valley Bank Term Loan
Debt Instrument [Line Items]
Long-term debt obligation			2,125,000	3,625,000
Revolving Credit Facility | Fourth Loan Modification Agreement
Debt Instrument [Line Items]
Maintaining minimum cash balance as per covenant						5,000,000
Revolving Credit Facility | Fourth Loan Modification Agreement | Subsequent Event
Debt Instrument [Line Items]
Maintaining minimum cash balance as per covenant					3,500,000
Revolving Credit Facility | Silicon Valley Bank Term Loan | Second and Third Amendment
Debt Instrument [Line Items]
Debt, additional interest above prime rate			1.25%
Credit facility, maximum borrowing capacity			1,000,000
Unused Line of Credit fee percentage			0.25%
Termination fee			$ 10,000
Credit facility, maturity date			May 18, 2014